DUE FROM/TO AFFILIATES (Details Textual) (Parent Company [Member], USD $)	Jan. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Parent Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due To Affiliate, Current	$ 337,093	$ 131,086	$ 4,199